Financial Risk Management - Summary of Changes in Loss Allowance for Debt Investments (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2023 KRW (₩)
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	₩ 7,078,236
Ending balance	6,624,156
Debt Investments [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	90,080
Remeasurement of loss allowance, net	5,256
Transfer to lifetime ECL – not credit impaired	0
Transfer to lifetime ECL – credit impaired	0
Amounts written off	(26,587)
Recovery of amounts written off	6,915
Ending balance	75,664
Debt Investments [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	3,081
Remeasurement of loss allowance, net	1,105
Transfer to lifetime ECL – not credit impaired	(868)
Transfer to lifetime ECL – credit impaired	0
Amounts written off	(4)
Recovery of amounts written off	0
Ending balance	3,314
Debt Investments [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	3,314
Remeasurement of loss allowance, net	3,049
Transfer to lifetime ECL – not credit impaired	868
Transfer to lifetime ECL – credit impaired	(4,136)
Amounts written off	0
Recovery of amounts written off	0
Ending balance	3,095
Debt Investments [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	83,685
Remeasurement of loss allowance, net	1,102
Transfer to lifetime ECL – not credit impaired	0
Transfer to lifetime ECL – credit impaired	4,136
Amounts written off	(26,583)
Recovery of amounts written off	6,915
Ending balance	₩ 69,255